FMI International Fund II - Currency Unhedged
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 97.7% (a)
COMMON STOCKS - 90.8% (a)
COMMERCIAL SERVICES SECTOR - 6.3%
	Advertising/Marketing Services - 2.1%
113,600	WPP PLC (Jersey) (b)	$1,147,502
	Miscellaneous Commercial Services - 4.2%
32,000	Sodexo S.A. (France) (b)	2,263,509
CONSUMER DURABLES SECTOR - 6.4%
	Electronics/Appliances - 6.4%
125,355	Howden Joinery Group PLC (Britain) (b)	924,049
31,000	Sony Group Corp. (Japan) (b)	2,528,260
		3,452,309
CONSUMER NON-DURABLES SECTOR - 8.7%
	Food: Specialty/Candy - 2.4%
59,500	Greggs PLC (Britain) (b)	1,317,548
	Household/Personal Care - 6.3%
22,350	Henkel AG & Co. KGaA (Germany) (b)	1,373,197
44,300	Unilever PLC (Britain) (b)	2,019,186
		3,392,383
CONSUMER SERVICES SECTOR - 5.0%
	Media Conglomerates - 1.0%
52,425	Vivendi (France) (b)	534,994
	Other Consumer Services - 4.0%
1,250	Booking Holdings Inc. (United States) *	2,186,237
DISTRIBUTION SERVICES SECTOR - 11.8%
	Medical Distributors - 3.7%
24,275	DKSH Holding AG (Switzerland) (b)	2,008,601
	Wholesale Distributors - 8.1%
27,075	Ferguson PLC (Jersey) (b)	3,033,010
85,875	Rexel S.A. (France) (b)	1,326,946
		4,359,956
ELECTRONIC TECHNOLOGY SECTOR - 6.1%
	Aerospace & Defense - 4.2%
22,775	Safran S.A. (France) (b)	2,267,614
	Electronic Equipment/Instruments - 1.9%
61,500	Yokogawa Electric Corp. (Japan) (b)	1,017,408
FINANCE SECTOR - 10.6%
	Major Banks - 5.6%
81,800	DBS Group Holdings Ltd. (Singapore) (b)	1,750,308
2,504,750	Lloyds Banking Group PLC (Britain) (b)	1,288,711
		3,039,019
	Multi-Line Insurance - 2.5%
29,300	Arch Capital Group Ltd. (Bermuda) *	1,332,857
	Property/Casualty Insurance - 2.5%
7,025	Chubb Ltd. (Switzerland)	1,380,974
HEALTH SERVICES SECTOR - 2.3%
	Medical/Nursing Services - 2.3%
24,650	Fresenius Medical Care AG & Co. KGaA (Germany) (b)	1,234,998
HEALTH TECHNOLOGY SECTOR - 9.1%
	Medical Specialties - 5.5%
56,325	Koninklijke Philips N.V. (Netherlands) (b)	1,208,094
128,250	Smith & Nephew PLC (Britain) (b)	1,793,549
		3,001,643
	Pharmaceuticals: Major - 3.6%
5,875	Roche Holding AG (Switzerland) (b)	1,964,011
INDUSTRIAL SERVICES SECTOR - 2.0%
	Oilfield Services/Equipment - 2.0%
30,800	Schlumberger Ltd. (Curacao)	1,101,408
PROCESS INDUSTRIES SECTOR - 3.4%
	Chemicals: Specialty - 1.8%
26,100	NOF Corp. (Japan) (b)	968,556
	Industrial Specialties - 1.6%
13,100	Akzo Nobel N.V. (Netherlands) (b)	856,716
PRODUCER MANUFACTURING SECTOR - 7.5%
	Building Products - 2.0%
111,500	Sanwa Holdings Corp. (Japan) (b)	1,067,753
	Industrial Conglomerates - 4.0%
19,250	Jardine Matheson Holdings Ltd. (Bermuda) (b)	1,011,470
66,250	Smiths Group PLC (Britain) (b)	1,132,933
		2,144,403
	Industrial Machinery - 1.5%
34,600	Nabtesco Corp. (Japan) (b)	811,896
RETAIL TRADE SECTOR - 7.8%
	Discount Stores - 4.6%
555,000	B&M European Value Retail S.A. (Luxembourg) (b)	2,483,780
	Specialty Stores - 3.2%
256,175	CK Hutchison Holdings Ltd. (Cayman Islands) (b)	1,737,891
TECHNOLOGY SERVICES SECTOR - 3.8%
	Packaged Software - 3.8%
22,300	SAP SE (Germany) (b)	2,032,664
	Total common stocks (cost $55,143,763)	49,106,630

PREFERRED STOCKS - 6.9% (a)
CONSUMER NON-DURABLES SECTOR - 2.1%
	Household/Personal Care - 2.1%
15,700	Amorepacific Corp. (South Korea) (b)	615,827
2,050	LG Household & Health Care Ltd. (South Korea) (b)	515,896
		1,131,723
ELECTRONIC TECHNOLOGY SECTOR - 4.8%
	Telecommunications Equipment - 4.8%
65,000	Samsung Electronics Co. Ltd. (South Korea) (b)	2,612,701
	Total preferred stocks (cost $5,084,096)	3,744,424
	Total long-term investments (cost $60,227,859)	52,851,054

Principal Amount
SHORT-TERM INVESTMENTS - 1.6% (a)
	Bank Deposit Account - 1.6%
$854,588	U.S. Bank N.A., 1.25% ^	854,588
	Total short-term investments (cost $854,588)	854,588
	Total investments - 99.3% (cost $61,082,447)	53,705,642

	Other assets, less liabilities - 0.7% (a)	408,877
	TOTAL NET ASSETS - 100.0%	$54,114,519

*	Non-income producing security.
^	The rate shown is as of June 30, 2022.
(a)	Percentages for the various classifications relate to total net assets.
(b)
Security does not trade during New York Stock Exchange hours, provided that certain foreign exchanges may trade during a portion of the New York Stock Exchange hours, and has been valued in accordance with the Fund’s pricing procedures and has been classified as level 2. As of June 30, 2022 the aggregate value of these securities was $46,849,578.

PLC	Public Limited Company

FMI International Fund II - Currency Unhedged

Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2022, based on the inputs used to value them:

Investments
Valuation Inputs	in Securities
Assets:
Level 1 - Common Stocks	$6,001,476
Level 1 - Bank Deposit Account	854,588
Total Level 1	6,856,064
Level 2 - Common Stocks	43,105,154
Level 2 - Preferred Stocks	3,744,424
Total Level 2	46,849,578
Level 3 -	---
Total Assets	53,705,642
Total	$53,705,642

See the Schedule of Investments for investments detailed by industry classifications.